Report of Directors Financial Review Risk Report - Value at Risk - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Feb. 29, 2024	Dec. 31, 2023
Trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 21.8	£ 37.2	£ 25.4
Trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	37.2		55.4
Trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	18.5		19.0
Trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	26.2		32.3
Non-trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	133.7		103.5
Non-trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	216.3		118.3
Non-trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	54.8		53.4
Non-trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 120.7		£ 91.6